Document and Entity Information	12 Months Ended
May 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2013
Registrant Name	FEDERATED MUNICIPAL SECURITIES FUND INC
Central Index Key	0000201801
Amendment Flag	false
Document Creation Date	May 28, 2013
Document Effective Date	May 29, 2013
Prospectus Date	May 31, 2013